Income Taxes, Schedule of Components of Income Tax Expense (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Current	$ 1,937,372	$ 1,785,165
Deferred	(186,258)	(25,498)
Total income tax expense	$ 1,751,114	$ 1,759,667